Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities
Current portion (classified under other current liabilities)	$ 1,432
Non-current portion (classified under other non-current liabilities)	2,788
Total lease liabilities	$ 4,220	$ 5,899	$ 0